ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses	$ 3,765	$ 16,168
Employees and related liabilities	727	1,667
Government institutions	100	114
Accrued expenses and other current liabilities	$ 4,592	$ 17,949